Shareholder Report, Holdings (Details) - C000217973	Dec. 31, 2024
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	12.10%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.90%
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.30%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.70%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.40%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%